Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Transaction revenue	$ 316		$ 316
Transaction revenue - related party	102		102
Total revenue	418		418			6,485
Operating expenses
Selling, general and administrative expenses	988,972	629,154	3,052,827	3,159,191	3,835,548	2,455,774
Development expense	422,523	184,021	911,029	890,695	997,620	962,063
Total operating expenses	1,411,495	813,175	3,963,856	4,049,886	4,833,168	3,417,837
Loss from operations	(1,411,077)	(813,175)	(3,963,438)	(4,049,886)	(4,833,168)	(3,411,352)
Other expenses
Interest expense		(2,236)	(165,000)	(17,211)	(17,211)	(606,527)
Change in fair value of derivative liabilities						(6,088)
Total other expenses		(2,236)	(165,000)	(17,211)	(17,211)	(612,615)
Net loss	$ (1,411,077)	$ (815,411)	$ (4,128,438)	$ (4,067,097)	$ (4,850,379)	$ (4,023,967)
Net loss per common share: basic and diluted	$ (0.06)	$ (0.04)	$ (0.17)	$ (0.18)	$ (0.21)	$ (0.26)
Weighted average common shares outstanding: basic and diluted	25,419,159	23,897,286	25,420,420	23,528,209	23,528,209	15,650,460